PGIM S&P 500 Buffer 20 ETF - May
Schedule of Investments  (unaudited)
as of January 31, 2025
Description	Shares	Value
Short-Term Investments 108.2%
Affiliated Mutual Fund 1.1%
PGIM Core Government Money Market Fund (7-day effective yield 4.511%) (cost $69,051)(wb)	69,051	$69,051
Options Purchased*~ 107.1%
(cost $6,400,320)		7,113,664

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 108.2% (cost $6,469,371)		7,182,715
Options Written*~ (8.2)%
(premiums received $303,611)		(541,913)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $6,165,760)		6,640,802
Liabilities in excess of other assets(z) (0.0)%		(1,127)

Net Assets 100.0%		$6,639,675

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	04/30/25	$5.02		119		12	$7,091,152
SPDR S&P 500 ETF Trust	Put	04/30/25	$501.98		119		12	22,512
Total Options Purchased (cost $6,400,320)								$7,113,664

PGIM S&P 500 Buffer 20 ETF - May
Schedule of Investments  (unaudited) (continued)
as of January 31, 2025
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	04/30/25	$568.44		119		12	$(534,092)
SPDR S&P 500 ETF Trust	Put	04/30/25	$401.58		119		12	(7,821)
Total Options Written (premiums received $303,611)							$(541,913)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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